GENERAL (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 34,331	$ 55,718	$ 50,279
Bank deposits	62,710	$ 80,684
Total financial assets	$ 32,477